Operating costs and other operating income - Summary of research and development expenditure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial result
Personnel costs	€ (190,085)	€ (165,239)	€ (161,509)
Subcontracting	(214,906)	(251,085)	(301,841)
Disposables and lab fees and premise costs	(21,356)	(24,025)	(22,349)
Depreciation	(54,462)	(17,518)	(11,707)
Professional fees	(15,167)	(15,862)	(12,692)
Other operating expenses	(19,107)	(17,978)	(13,570)
Total R&D expenses	€ (515,083)	€ (491,707)	€ (523,667)